Exploration and evaluation of oil and gas reserves (Details Narrative)	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Of Oil And Gas Reserves
Description of exploration rights	Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling relate to 15 projects comprising 23 wells, are composed of (i) US$ 1,413 of wells in areas in which there has been ongoing drilling or firmly planned drilling activities for the near term and for which an evaluation plan has been submitted for approval by the ANP; and (ii) US$ 57 relates to costs incurred to evaluate technical and commercial feasibility necessary for the decision on the production development and on definition of proved reserves.